CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Stock Options Oustanding [Table Text Block]
Number of	Exercise	Expiry Date
Options	Price

100,000	$1.85	July 1, 2014
324,000	$0.70	May 1, 2016
270,000	$0.75	March 5, 2017
162,000	$0.75	March 12, 2017
108,000	$1.00	January 25, 2020
216,000	$1.00	February 1, 2020
228,000	$1.00	June 1, 2020
90,000	$1.15	July 1, 2020
56,000	$1.98	February 15, 2021
145,000	$1.95	March 1, 2021
108,000	$1.85	June 10, 2021
682,000	CDN$0.85	December 31, 2022

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	December 31, 2013		December 31, 2012		December 31, 2011
	Number	Weighted	Number	Weighted	Number	Weighted
	of	Average	of	Average	of	Average
	Options	Exercise Price	Options	Exercise Price	Options	Exercise Price

Outstanding, beginning of year	2,639,000	$1.02	2,067,000	$1.07	1,788,000	$0.88
Granted	—	—	682,000	0.85	409,000	1.90
Exercised	—	—	(110,000)	1.00	—	—
Cancelled/Expired	(150,000)	0.82	—	—	(130,000)	1.05

Outstanding, end of year	2,489,000	$1.03	2,639,000	$1.02	2,067,000	$1.07

Exercisable, end of year	2,462,000	$1.02	2,552,000	$1.00	1,749,500	$0.99

Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]
	2013	2012	2011

Risk-free interest rate	—	1.75%	1.75%
Expected life	—	7.5 years	3 years
Annualized volatility	—	83.64%	95.34
Dividend rate	—	—	—

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Warrants	Exercise Price	Expiry Date

964,500	CAD$1.00	December 21, 2014

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	2013		2012		2011

Balance, beginning of year	964,500	CAD$1.00	566,482	CAD$1.33	2,439,320	$1.29
Issued	—		964,500	CAD1.00	—
Exercised	—		—		(1,608,038)	1.24
Expired	—		(566,482)		(264,800)	1.49
Balance, beginning of year	964,500	CAD$1.00	964,500	CAD$1.00	566,482	$1.33